Audit, audit related and other non-audit services	12 Months Ended
Mar. 31, 2020
Disclosure Of Auditors Remuneration [Abstract]
Audit, audit related and other non-audit services
Audit, audit related and other non-audit services
The following fees were paid or are payable to the company’s auditors, KPMG LLP and other firms in the KPMG network, for the years ended 31 March 2020 and 2019. Figures in the table below for the year ended 31 March 2018 are in respect of fees paid to the company’s previous auditors, PricewaterhouseCoopers LLP.

	2020	2019	2018
Year ended 31 March	£000	£000	£000
Fees payable to the company’s auditors and its associates for:
Audit services[a]
The audit of the parent company and the consolidated financial statements	10,546	8,165	5,418
The audit of the company’s subsidiaries	6,315	6,061	5,877
	16,861	14,226	11,295

Audit related assurance services[b]	2,416	2,236	1,771
Other non-audit services
All other assurance services[c]	228	748	211
All other services[d]	247	210	592
	475	958	803
Total services	19,752	17,420	13,869

[a]
Services in relation to the audit of the parent company and the consolidated financial statements, including fees for reports under section 404 of the Sarbanes-Oxley Act. This also includes fees payable for the statutory audits of the financial statements of subsidiary companies. This excludes amounts for the audit of BT Group Employee Share Ownership Trust and Ilford Trustees (Jersey) Limited amounting to £20,000 (2018/19: £32,000).

[b]
Services in relation to other statutory filings or engagements that are required by law or regulation to be carried out by an appointed auditor. This includes fees for the review of interim results, the accrued fee for the audit of the group’s regulatory financial statements and fees for reporting associated with the group’s US debt shelf registration before de-registration from the New York Stock Exchange in November 2019.

[c]
All other assurance services in 2018/19 include fees payable to KPMG LLP for agreed upon procedures performed on the estimated impact of the new IFRS 15 revenue accounting standard, which took effect from 1 April 2018, for the 2017/18 PricewaterhouseCoopers LLP audit.

[d]
Fees payable for all non-audit services not included above, principally comprising other advisory services. This does not include fees for BT's I4 forum membership, which is facilitated by KPMG but not considered to be a service.

The BT Pension Scheme is an associated pension fund as defined in the Companies (Disclosure of Auditor Remuneration and Liability Limitation Agreements) (Amendment) Regulations 2011. In the year ended 31 March 2020 KPMG LLP received total fees from the BT Pension Scheme of £0.8m (2018/19: £1.1m, PricewaterhouseCoopers LLP: 2017/18: £2.1m) in respect of the following services:

	2020	2019	2018
Year ended 31 March	£000	£000	£000
Audit of financial statements of associates	819	1,005	345
Audit-related assurance services	9	53	—
Taxation compliance services	—	—	153
Taxation advisory services	—	—	1,074
Other non-audit services	2	62	565
Total services	830	1,120	2,137